AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2023

(unaudited)

Shares	Common Stocks (96.3%)	Market Value	(a)
	Communication Services (4.1%)
	Entertainment (2.4%)
19,000	Take-Two Interactive Software, Inc.+	$2,667,410

	Interactive Media & Services (1.7%)
44,000	Snap, Inc.+	392,040
95,000	ZoomInfo Technologies, Inc.+	1,558,000
		1,950,040
	Total Communication Services	4,617,450

	Consumer Discretionary (7.1%)
	Automobiles (0.6%)
50,000	Ford Motor Co.	621,000

	Hotels, Restaurants & Leisure (2.8%)
42,000	Caesars Entertainment, Inc.+	1,946,700
12,000	Expedia Group, Inc.+	1,236,840
		3,183,540

	Household Durables (0.7%)
12,000	Century Communities, Inc.	801,360

	Leisure Products (1.6%)
80,000	Mattel, Inc.+	1,762,400

	Specialty Retail (1.4%)
15,000	Dick's Sporting Goods, Inc.	1,628,700
	Total Consumer Discretionary	7,997,000

	Consumer Staples (3.7%)
	Food & Staples Retailing (1.5%)
38,000	Kroger Co.	1,700,500

	Food Products (2.2%)
24,000	Campbell Soup Co.	985,920
7,000	Kellogg Co.	416,570
33,000	The Kraft Heinz Co.	1,110,120
		2,512,610
	Total Consumer Staples	4,213,110

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Energy (10.2%)
	Energy Equipment & Services (0.7%)
18,000	Halliburton Co.	$729,000

	Oil, Gas & Consumable Fuels (9.5%)
6,000	Cheniere Energy, Inc.	995,760
5,000	Hess Corp.	765,000
28,000	Occidental Petroleum Corp.	1,816,640
10,000	Phillips 66	1,201,500
16,000	Pioneer Natural Resources Co.	3,672,800
16,000	Valero Energy Corp.	2,267,360
		10,719,060
	Total Energy	11,448,060

	Financials (10.6%)
	Banks (1.9%)
53,000	Huntington Bancshares, Inc.	551,200
5,000	M&T Bank Corp.	632,250
11,000	Webster Financial Corp.	443,410
14,000	Zions Bancorp NA	488,460
		2,115,320

	Capital Markets (4.4%)
23,000	The Bank of New York Mellon Corp.	980,950
5,000	Cboe Global Markets, Inc.	781,050
3,000	CME Group, Inc.	600,660
8,000	LPL Financial Holdings, Inc.	1,901,200
11,000	State Street Corp.	736,560
		5,000,420

	Insurance (4.3%)
60,000	MetLife, Inc.	3,774,600
21,000	Unum Group	1,032,990
		4,807,590
	Total Financials	11,923,330

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Health Care (8.0%)
	Biotechnology (2.2%)
2,000	Alnylam Pharmaceuticals, Inc.+	$354,200
3,000	Biogen, Inc.+	771,030
8,000	BioMarin Pharmaceutical, Inc.+	707,840
3,000	Seagen, Inc.+	636,450
		2,469,520

	Health Care Equipment & Supplies (1.5%)
1,000	IDEXX Laboratories, Inc.+	437,270
11,000	Zimmer Biomet Holdings, Inc.	1,234,420
		1,671,690

	Health Care Providers & Services (1.5%)
15,000	Guardant Health, Inc.+	444,600
3,000	McKesson Corp.	1,304,550
		1,749,150

	Life Sciences Tools & Services (2.8%)
28,000	Avantor, Inc.+	590,240
10,000	Illumina, Inc.+	1,372,800
6,000	IQVIA Holdings, Inc.+	1,180,500
		3,143,540
	Total Healthcare	9,033,900

	Industrials (15.4%)
	Aerospace & Defense (3.5%)
24,000	AeroVironment, Inc.+	2,676,720
3,000	Northrop Grumman Corp.	1,320,570
		3,997,290

	Commercial Services & Supplies (1.5%)
12,000	Republic Services, Inc.	1,710,120

	Construction & Engineering (0.8%)
5,000	Quanta Services, Inc.	935,350

	Electrical Equipment (3.6%)
9,000	Encore Wire Corp.	1,642,140
4,000	Rockwell Automation, Inc.	1,143,480
70,000	Shoals Technologies Group, Inc.+	1,277,500
		4,063,120

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Machinery (2.2%)
35,000	Allison Transmission Holdings, Inc.	$2,067,100
4,000	Xylem, Inc.	364,120
		2,431,220

	Professional Services (2.3%)
10,000	Jacobs Solutions, Inc.	1,365,000
5,000	Verisk Analytics, Inc.	1,181,200
		2,546,200

	Trading Companies & Distributors (1.5%)
12,000	WESCO International, Inc.	1,725,840
	Total Industrials	17,409,140

	Information Technology (20.2%)
	Communications Equipment (1.2%)
7,000	Arista Networks, Inc.+	1,287,510

	Electronic Equipment/Instrument (1.7%)
60,000	Coherent Corp.+	1,958,400

	Semiconductors & Semiconductor Equipment (7.8%)
36,000	Ambarella, Inc.+	1,909,080
12,000	ARM Holdings PLC+	642,240
50,000	Impinj, Inc.+	2,751,500
36,000	Micron Technology, Inc.	2,449,080
33,000	PDF Solutions, Inc.+	1,069,200
		8,821,100

	Software (9.0%)
6,000	Cadence Design Systems, Inc.+	1,405,800
11,000	CommVault Systems, Inc.+	743,710
16,000	Elastic NV+	1,299,840
20,000	Splunk, Inc.+	2,925,000
2,000	Synopsys, Inc.+	917,940
8,000	Workday, Inc.+	1,718,800
7,000	Zscaler, Inc.+	1,089,130
		10,100,220

	Technology Hardware, Storage & Peripherals (0.5%)
40,000	IonQ, Inc.+	595,200
	Total Information Technology	22,762,430

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Shares	Common Stocks (continued)		Market Value	(a)
	Materials (4.9%)
	Construction Materials (1.1%)
3,000	Martin Marietta Materials, Inc.		$1,231,440

	Metals & Mining (3.8%)
80,000	Barrick Gold Corp.		1,164,000
120,000	Lithium Americas Corp.+		2,041,200
10,000	Steel Dynamics, Inc.		1,072,200
			4,277,400
	Total Materials		5,508,840

	Real Estate (6.1%)
	Equity Real Estate Investment (4.9%)
7,000	AvalonBay Communities, Inc.		1,202,180
18,000	Crown Castle, Inc.		1,656,540
90,000	VICI Properties, Inc.		2,619,000
			5,477,720

	Office REITS (0.4%)
5,000	Alexandria Real Estate Equities, Inc.		500,500

	Specialized REITS (0.8%)
29,000	Weyerhaeuser Co.		889,140
	Total Real Estate		6,867,360

	Utilities (6.0%)
	Electric Utilities (3.9%)
24,000	Entergy Corp.		2,220,000
65,000	FirstEnergy Corp.		2,221,700
			4,441,700

	Multi-Utilities (2.1%)
29,000	WEC Energy Group, Inc.		2,335,950
	Total Utilities		6,777,650
	Total Common Stocks (cost $95,407,957)		108,558,270

	Short-Term Investment (1.6%)
1,779,990	Dreyfus Treasury Obligations Cash Management – Institutional Shares, 5.23%* (cost $1,779,990)		1,779,990

	Total Investments (cost $97,187,947 – note b)	97.9%	110,338,260
	Other assets less liabilities	2.1	2,317,974
	Net Assets	100.0%	$112,656,234

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2023

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	3.7%
Automobiles	0.6
Banks	2.0
Biotechnology	2.3
Capital Markets	4.6
Commercial Services & Supplies	1.6
Communications Equipment	1.2
Construction & Engineering	0.9
Construction Materials	1.1
Electric Utilities	4.1
Electrical Equipment	3.7
Electronic Equipment/Instrument	1.8
Energy Equipment & Services	0.7
Entertainment	2.5
Equity Real Estate Investment	5.0
Food & Staples Retailing	1.6
Food Products	2.3
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	2.9
Household Durables	0.7
Insurance	4.4
Interactive Media & Services	1.8
Leisure Products	1.6
Life Sciences Tools & Services	2.9
Machinery	2.2
Metals & Mining	3.9
Multi-Utilities	2.2
Office REITS	0.5
Oil, Gas & Consumable Fuels	9.9
Professional Services	2.3
Semiconductors & Semiconductor Equipment	8.1
Software	9.3
Specialized REITS	0.8
Specialty Retail	1.5
Technology Hardware, Storage & Peripherals	0.6
Trading Companies & Distributors	1.6
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2023

(unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2023, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $100,043,129 amounted to $10,295,131, which consisted of aggregate gross unrealized appreciation of $16,036,930 and aggregate gross unrealized depreciation of $5,741,799.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$110,338,260
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$110,338,260
+See schedule of investments for a detailed listing of securities.